Risk management - Cover values including guarantees received - Total ING Bank (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Credit Risk Exposure [Table]
Outstandings	€ 913,977	€ 887,454
Total Lending, Investment and Money Market
Disclosure Of Credit Risk Exposure [Table]
Outstandings	870,445	841,367
Total Lending, Investment and Money Market | Mortgages [member]
Disclosure Of Credit Risk Exposure [Table]
Cover type	851,490	771,536
Total Lending, Investment and Money Market | Financial Collateral [Member]
Disclosure Of Credit Risk Exposure [Table]
Cover type	30,050	26,761
Total Lending, Investment and Money Market | Guarantees [member]
Disclosure Of Credit Risk Exposure [Table]
Cover type	138,882	121,811
Total Lending, Investment and Money Market | Other covers [Member]
Disclosure Of Credit Risk Exposure [Table]
Cover type	373,774	341,039
Consumer Lending [Member]
Disclosure Of Credit Risk Exposure [Table]
Outstandings	344,188	331,288
Consumer Lending [Member] | Mortgages [member]
Disclosure Of Credit Risk Exposure [Table]
Cover type	690,752	609,967
Consumer Lending [Member] | Financial Collateral [Member]
Disclosure Of Credit Risk Exposure [Table]
Cover type	6,533	6,208
Consumer Lending [Member] | Guarantees [member]
Disclosure Of Credit Risk Exposure [Table]
Cover type	25,688	26,117
Consumer Lending [Member] | Other covers [Member]
Disclosure Of Credit Risk Exposure [Table]
Cover type	40,618	38,438
Business Lending [Member]
Disclosure Of Credit Risk Exposure [Table]
Outstandings	413,985	388,270
Business Lending [Member] | Mortgages [member]
Disclosure Of Credit Risk Exposure [Table]
Cover type	160,694	161,474
Business Lending [Member] | Financial Collateral [Member]
Disclosure Of Credit Risk Exposure [Table]
Cover type	23,454	20,431
Business Lending [Member] | Guarantees [member]
Disclosure Of Credit Risk Exposure [Table]
Cover type	112,095	94,913
Business Lending [Member] | Other covers [Member]
Disclosure Of Credit Risk Exposure [Table]
Cover type	332,989	302,357
Investment and Money Market [member]
Disclosure Of Credit Risk Exposure [Table]
Outstandings	112,272	121,809
Investment and Money Market [member] | Mortgages [member]
Disclosure Of Credit Risk Exposure [Table]
Cover type	43	95
Investment and Money Market [member] | Financial Collateral [Member]
Disclosure Of Credit Risk Exposure [Table]
Cover type	63	121
Investment and Money Market [member] | Guarantees [member]
Disclosure Of Credit Risk Exposure [Table]
Cover type	1,100	782
Investment and Money Market [member] | Other covers [Member]
Disclosure Of Credit Risk Exposure [Table]
Cover type	167	245
Pre-settlement [member]
Disclosure Of Credit Risk Exposure [Table]
Outstandings	€ 43,531	€ 46,086
No cover [member] | Total Lending, Investment and Money Market
Disclosure Of Credit Risk Exposure [Table]
Value to Loan	36.00%	36.90%
No cover [member] | Consumer Lending [Member]
Disclosure Of Credit Risk Exposure [Table]
Value to Loan	6.30%	6.70%
No cover [member] | Business Lending [Member]
Disclosure Of Credit Risk Exposure [Table]
Value to Loan	44.20%	43.10%
No cover [member] | Investment and Money Market [member]
Disclosure Of Credit Risk Exposure [Table]
Value to Loan	98.90%	99.20%
Partially covered [member] | Total Lending, Investment and Money Market
Disclosure Of Credit Risk Exposure [Table]
Value to Loan	12.80%	12.70%
Partially covered [member] | Consumer Lending [Member]
Disclosure Of Credit Risk Exposure [Table]
Value to Loan	7.60%	7.50%
Partially covered [member] | Business Lending [Member]
Disclosure Of Credit Risk Exposure [Table]
Value to Loan	20.20%	21.20%
Partially covered [member] | Investment and Money Market [member]
Disclosure Of Credit Risk Exposure [Table]
Value to Loan	0.80%	0.10%
Fully covered [member] | Total Lending, Investment and Money Market
Disclosure Of Credit Risk Exposure [Table]
Value to Loan	51.20%	50.40%
Fully covered [member] | Consumer Lending [Member]
Disclosure Of Credit Risk Exposure [Table]
Value to Loan	86.10%	85.80%
Fully covered [member] | Business Lending [Member]
Disclosure Of Credit Risk Exposure [Table]
Value to Loan	35.50%	35.70%
Fully covered [member] | Investment and Money Market [member]
Disclosure Of Credit Risk Exposure [Table]
Value to Loan	0.30%	0.70%